Financial instruments - Schedule of Impact on the Groups Operations (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EUR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.176	1.038
Average rate	1.130	1.082
Change	13.30%
GBP
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.347	1.251
Average rate	1.318	1.278
Change	7.70%
ISK
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.008	0.007
Average rate	0.008	0.007
Change	11.00%
CHF
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	1.264	1.103
Average rate	1.207	1.136
Change	14.60%
INR
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.011	0.012
Average rate	0.011	0.012
Change	(5.10%)
SEK
Disclosure in tabular form of foreign exchange rate [line items]
Closing rate	0.109	0.091
Average rate	0.102	0.091
Change	20.10%